Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Equity
4. Stockholders’ Equity

(a)	Classes of Stock
The Company’s amended and restated certificate of incorporation authorizes it to issue 50,000,000 shares of common stock and 5,000,000 shares of preferred stock. Both classes of stock have a par value of $0.0001 per share.
Pursuant to the Business Combination, the Company issued shares of its common stock to DermTech Operations common stockholders, at an exchange ratio of approximately 1.16 shares of the Company’s common stock for each share of DermTech Operations common stock. In connection with and immediately following the Business Combination, the Company filed a certificate of amendment to its amended and restated certificate of incorporation to affect a one-for-two
reverse stock split of its common stock. All stock information presented throughout this document have been adjusted to reflect these capital structure changes.

(b)	Series C Convertible Preferred Stock Financing
In an effort to raise additional capital, DermTech Operations conducted a Series C Convertible Preferred Stock private offering in August of 2016 for a total offering amount of $15 million at a price per share of $9.54. During 2017, 559,849 shares of Series C Convertible Preferred Stock were issued for gross cash proceeds of $5.3 million, reduced by issuance costs of $0.4 million. In addition, 102,740 common stock warrants were issued with this offering, exclusive of compensatory warrants issued to the placement agent. During 2018, 506,538 shares of Series C Convertible Preferred Stock were issued for gross cash proceeds of $4.8 million, reduced by issuance costs of $0.3 million.
On May 23, 2019, DermTech Operations agreed to an amendment with the Series C Convertible Preferred Stockholders that immediately prior the consummation of a merger with or into the Company or any of its subsidiaries on or before September 24, 2019, the outstanding Series C Convertible Preferred Stock would convert into common stock at a one to one ratio in accordance with DermTech Operations’ amended and restated certificate of incorporation. Immediately prior to the completion of the Business Combination, each share of Series C Convertible Preferred Stock of DermTech Operations outstanding as of such time was automatically converted into one share of common stock of DermTech Operations. The following were the features of the Series C Convertible Preferred Stock of DermTech Operations immediately prior to the close of the Business Combination:
Preferred Dividends
Holders of Series C Convertible Preferred Stock were entitled to non-cumulative
dividends at a rate of 6% per share of the initial purchase price when and if declared by the board of directors. Any additional dividends shall be distributed to the common shareholders.
Preferred Liquidation Preference
Series C Convertible Preferred Stock was entitled to a per share liquidation preference equal to the initial purchase price plus declared but unpaid dividends. In the event of a liquidation transaction, holders of Series C Convertible Preferred Stock were entitled to receive prior and in preference to any distribution to common stock shareholders.
Redemption
Series C Convertible Preferred Stock did not contain any mandatory redemption features. The Company’s convertible preferred stock had been classified as temporary equity in the accompanying condensed consolidated balance sheets in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities whose redemption is based upon certain change in control events outside of the Company’s control, including liquidation, sale or transfer of control of the Company. The Company had determined not to adjust the carrying values of the convertible preferred stock to the liquidation preferences of such shares because of the uncertainty, at the time such convertible preferred stock was outstanding, as to whether or when such events would occur.
Conversion
Series C Convertible Preferred Stock was convertible into common stock at a rate calculated by dividing the initial purchase price by the conversion price. The initial conversion price was equal to the initial purchase price. Under this conversion feature, each share of Series C Convertible Preferred Stock was convertible at the option of the holder or automatically into fully paid, non-assessable
shares of common stock at the then effective conversion price for such share immediately upon the earlier of (i) the closing of a public offering of the Company’s common stock involving aggregate proceeds of at least $15 million prior to underwriting discounts, commissions and other expense, and a per share price of at least $19.08 (as adjusted for stock splits, stock dividends, reclassifications and the like); or (ii) the date specified by vote or written consent of the holders of a majority of the then outstanding shares of Series C Convertible Preferred Stock voting together as a single class.
Voting Rights
Each holder of common stock is entitled to one vote per share held. Each holder of Series C Convertible Preferred Stock was entitled to the number of votes equal to the number of common shares into which their holdings could be converted. Pursuant to the terms of a voting agreement, preferred and common stockholders voted together as a single class on an as-if-converted
basis on all matters including the election of all members of the board of directors.

(c)	Series A Convertible Preferred Stock Financing
In connection with the PIPE transaction and on August 29, 2019, immediately following the completion of the Business Combination, the Company filed a Certificate of Designation of Preferences, Rights and Limitations for the Company’s Series A Convertible Preferred Stock. An aggregate of 1,231 shares of Series A Convertible Preferred Stock for an aggregate purchase price of $4.0 million was issued to certain accredited investors.
Preferred Dividends
Holders of Series A Convertible Preferred Stock are entitled to receive dividends on an as-converted
basis equal to and in the same form as dividends paid on shares of the Company’s common stock when, as and if these dividends are paid on the Company’s common stock.
Preferred Liquidation Preference
Holders of Series A Convertible Preferred Stock will participate pari passu with the holders of the Company’s common stock on an as-converted
basis in the event of dissolution, liquidation or winding up of the Company.
Redemption
Series A Convertible Preferred Stock does not contain any mandatory redemption features. The Company’s convertible preferred stock has been classified as temporary equity in the accompanying condensed consolidated balance sheets in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities whose redemption is based upon certain change in beneficial ownership events outside of the Company’s control. The Company has determined not to adjust the carrying values of the convertible preferred stock to the liquidation preferences of such shares because of the uncertainty of whether or when such events would occur.
Conversion
Each share of the Company’s Series A Convertible Preferred Stock is convertible into shares of the Company’s common stock at a conversion price per share equal to $6.50, provided that in no event may any shares of the Company’s Series A Convertible Preferred Stock be convertible if the conversion would result in the holder beneficially owning more than 9.99% of the Company’s then-outstanding shares of common stock.
Voting Rights
The shares of the Company’s Series A Convertible Preferred Stock have no voting rights, except with respect to certain protective provisions set forth in the Series A Certificate of Designation relating to the powers, preferences and rights of such shares.

(d)	Accelerated Vesting in Association with Business Combination
On January 4, 2019, in contemplation of the Business Combination (refer to Note 8), DermTech Operations modified certain provisions of its stock-based compensation awards to all employees and certain non-employees
to accelerate the vesting period for various outstanding stock awards.
In connection with the modifications, the incremental fair value of certain unvested stock option grants was measured at the date of the modification. For any options in which the fair value immediately after the modification was lower than the fair value immediately prior to the modification, no additional compensation expense was or will be recognized. For options in which the fair value increased as a result of the modification and the award was not fully vested, the incremental fair value will be recognized as an expense over the remaining service period. For options that were modified and became fully vested as a result of the accelerated vesting, the Company recognized an expense for the remaining unrecognized grant date fair value. As a result of the accelerated vesting, the Company recognized stock-based compensation expense of $0.4 million related to this modification.

(e)	Warrants
Public Warrants
The Company previously issued 14,936,250 warrants to purchase common stock in public and private placement offerings which were consummated on June 23, 2017 (the “Public Warrants”). The Public Warrants have a five
year life from the date the Business Combination was consummated and every four
Public Warrants entitle the holder to purchase one share at an exercise price of $23.00 per whole share (as adjusted for the Reverse Stock Split). Outstanding Public Warrants totaled 14,936,250 at both September 30, 2019 and December 31, 2018.
Series C Warrants
In connection with DermTech Operations’ Series C Preferred Stock financing, investors that purchased at least $1 million of Series C Convertible Preferred Stock in a single closing received a three-year warrant to purchase common shares at an exercise price of $9.54 in the amount equal to 20% of shares of Series C Preferred Stock purchased. Outstanding Series C warrants totaled 229,222 and 292,119 at September 30, 2019 and December 31, 2018, respectively.

Placement Agent Warrants
In connection with several of DermTech Operations’ financings that took place between 2015 and 2018, DermTech Operations engaged a registered placement agent to assist in marketing and selling of common and preferred units. From 2015 to 2016, 168,522 seven-year warrants were issued to purchase one common share at an exercise price of $8.68. From 2016 to 2018, 72,695 seven-year warrants were issued to purchase one common share at an exercise price of $9.54. Outstanding placement agent warrants totaled 241,180 at both September 30, 2019 and December 31, 2018.

(f)	Stock-Based Compensation
In connection with the Business Combination, the Company adopted DermTech Operations’ Amended and Restated 2010 Stock Option Plan (the “Plan”), which provides for the granting of incentive and non-statutory
stock options and restricted stock purchase rights and bonus awards. Under the Plan, incentive and non-statutory
stock options may be granted at not less than 100% of the fair market value of the Company’s common stock on the date of grant. For incentive stock options granted to a ten percent shareholder under the Plan, the exercise price shall not be less than 110% of the fair market value of a share of stock on the effective date of grant. DermTech Operations initially reserved 1.0 million shares of common stock for issuance to its employees, non-employee
directors and consultants. The Plan includes a provision which annually increases the amount of common stock reserved for issuance under the Plan. The reserved shares for issuance increased by 203,263 and 255,415 shares for the years ended December 31, 2018 and 2017, respectively. The contractual term of options granted under the Plan is ten years. Vesting provisions vary based on the specific terms of the individual option awards. 18,197 and 0.7 million options remain available for future grant under the Plan as of September 30, 2019 and December 31, 2018, respectively.
Management Warrants
Warrants to purchase DermTech Operations common stock were issued to executive officers of DermTech Operations in lieu of issuing certain stock options (the “Management Warrants”). The Management Warrants were assumed by the Company in connection with the Business Combination. The Management Warrants have a ten
year life and are exercisable for Company common stock at $1.08 per common share. The Management Warrants vest monthly over a four-year period. Outstanding Management Warrants totaled 22,320 at September 30, 2019 and December 31, 2018.
Common Stock Reserved for Future Issuance
Common stock reserved for future issuance consists of the following at September 30, 2019 and December 31, 2018 (in thousands):

	September 30, 2019	December 31, 2018
Warrants to purchase common stock	493	1,177
Public Warrants to purchase common stock*	3,734	3,734
Stock options issued and outstanding	499	535
Restricted stock units issued and outstanding	465	466
Authorized for future option grants	18	689

Total common stock reserved for future issuance	5,209	6,601

*	Public Warrants are presented as four Public Warrants are needed to purchase one share of common stock.

(4)	Stockholders’ Equity

(a)	Classes of Stock
The Company amended its Delaware certificate of incorporation in August 2016 authorizing the Company to issue 16,725,660 shares in two classes, common and preferred. The Company can issue up to 15,099,554 shares of common stock and 1,626,106 shares of preferred stock. The Company’s Series C Convertible Preferred Stock is the only preferred stock that is currently outstanding. Both classes of stock have a par value of $0.000 1 per share.

(b)	Series C Convertible Preferred Stock Financing
In an effort to raise additional capital, the Company set forth a Series C Convertible Preferred Stock private offering in August of 2016 for a total offering amount of $
15
 million at a price per share of $9.54. The Company engaged a registered placement agent to assist in marketing and selling of preferred units. Investors that purchase at least $1 million of Series C Convertible Preferred Stock in a single closing receive a three
year warrant to purchase common shares at an exercise price of $9.54 in the amount equal to 20% of shares of Series C Preferred Stock purchased. During 2017, 559,849 shares of Series C Convertible Preferred Stock were issued for gross cash proceeds of $5.3 million, reduced by issuance costs of $0.4 million. In addition, 102,740 common stock warrants were issued with this offering, exclusive of compensatory warrants issued to the placement agent. During 2018, 506,539 shares of Series C Convertible Preferred Stock were issued for gross cash proceeds of $4.8 million, reduced by issuance costs of $0.3 million. In addition, 100,145 common stock warrants were issued with this offering, exclusive of compensatory warrants issued to the placement agent.
Preferred Dividends
Preferred Series C shareholders are entitled to
non-cumulative
dividends at a rate of 6% per share of the initial purchase price when and if declared by the board of directors. Any additional dividends shall be distributed to the common shareholders.
Preferred Liquidation Preference
Series C Convertible Preferred Stock is entitled to a per share liquidation preference equal to the initial purchase price plus declared but unpaid dividends. In the event of a liquidation transaction, Preferred Series C shareholders shall be entitled to receive prior and in preference to any distribution to common stock shareholders.
Redemption
Series C Convertible Preferred Stock does not contain any mandatory redemption features. The Company’s convertible preferred stock has been classified as temporary equity in the accompanying balance sheets in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities whose redemption is based upon certain change in control events outside of the Company’s control, including liquidation, sale or transfer of control of the Company. The Company has determined not to adjust the carrying values of the convertible preferred stock to the liquidation preferences of such shares because of the uncertainty of whether or when such events would occur.
Conversion
Series C Convertible Preferred Stock is convertible into common stock at a rate calculated by dividing the initial purchase price by the conversion price. The initial conversion price is equal to the initial purchase price. Under this conversion feature, each share of Series C Convertible Preferred Stock is convertible at the option of the holder or shall automatically be converted into fully paid, non-assessable
shares of common stock at the then effective conversion price for such share immediately upon the earlier of (i) the closing of a public offering of the Company’s common stock involving aggregate proceeds of at least $15 million prior to underwriting discounts, commissions and other expense, and a per share price of at least $19.08 (as adjusted for stock splits, stock dividends, reclassifications and the like); or (ii) the date specified by vote or written consent of the holders of a majority of the then outstanding shares of Series C Convertible Preferred Stock voting together as a single class.

For any future issuances of Series C Convertible Preferred Stock, the conversion price will be adjusted if the Series C Convertible Preferred Stock is issued under certain circumstances at a per share consideration less than the conversion price. The new conversion price shall be determined by multiplying the conversion price then in effect by a fraction, the numerator of which shall be the number of shares of common stock outstanding immediately prior to such issuance plus the number of shares of common stock that the aggregate consideration received by the Company for such issuance would purchase at such conversion price; and the denominator of which shall be the number of shares of outstanding common stock plus the number of shares of such additional stock.
Voting Rights
Each holder of common stock is entitled to one vote per share held. Each holder of Series C Convertible Preferred Stock is entitled to the number of votes equal to the number of common shares into which their holdings could be converted. Pursuant to the terms of a voting agreement, preferred and common stockholders shall vote together as a single class on an as-if-converted
basis on all matters including the election of all members of the board of directors.

(c)	Stock-Based Compensation
The Company adopted the DermTech, Inc. 2010 Stock Option Plan (the Plan) in 2010, which provides for the granting of incentive and non-statutory
stock options and restricted stock purchase rights and bonus awards. Under the Plan, incentive and non-statutory
stock options may be granted at not less than 100% of the fair market value of the Company’s common stock on the date of grant. For incentive stock options granted to a ten percent shareholder under the Plan, the exercise price shall not be less than 110% of the fair market value of a share of stock on the effective date of grant. The Company initially reserved 1.0 million shares of common stock for issuance to employees, non-employee
directors and consultants of the Company. The Plan includes a provision which annually increases the amount of common stock reserved for issuance under the Plan. The reserved shares for issuance increased by 0.2 million and 0.3 million shares for the years ended December 31, 2018 and 2017, respectively. The contractual term of options granted under the Plan is ten years. Vesting provisions vary based on the specific terms of the individual option awards. 0.7 million and 0.8 million options remain available for future grant under the Plan as of December 31, 2018 and 2017, respectively.
The following table summarizes stock option transactions for the year ended December 31, 2018:

	Total options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2017	480,816	$3.20	7.44	$756,848
Granted	109,199	3.98
Exercised	(726)	6.94
Forfeited	(54,262)	4.10

Outstanding at December 31, 2018	535,027	$3.25	6.86	$8,188

Options vested and expected to vest as of December 31, 2018	525,057	$3.24	6.82	$8,188
Options exercisable as of December 31, 2018	373,162	$2.79	6.08	$8,149

The following table summarizes RSU transactions for the year ended December 31, 2018:

	Total RSUs	Weighted average grant date fair value per share
Outstanding at December 31, 2017	242,568	$4.32
Granted	228,014	3.98
Forfeited	(5,022)	4.32

Outstanding at December 31, 2018	465,560	$4.15

RSUs vested and expected to vest as of December 31, 2018	459,362	$4.15
RSUs vested, but not yet issued as of December 31, 2018	236,141	$4.24
In 2018 and 2017, the Company granted options to consultants for 44,000 and 6,000 shares of common stock, respectively.
Warrants to purchase common stock were issued to executive officers in lieu of certain stock options. The common stock warrants have a ten year life and are exercisable at $1.08 per common share. The common stock warrants vest monthly over a four
year period. Outstanding executive common stock warrants totaled 22,000 at both December 31, 2018 and 2017.
Common Stock Reserved for Future Issuance
Common stock reserved for future issuance consists of the following at December 31, 2018 and 2017:

	December 31 ,
	2018	2017
Warrants to purchase common stock	1,177,486	1,625,029
Stock options issued and outstanding	535,027	480,816
Restricted stock units issued and outstanding	465,560	242,568
Authorized for future option grants	689,406	763,346

	2,867,479	3,111,759